Expense Example {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-10 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835